NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS - Additional Information (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Nov. 30, 2020	Feb. 29, 2020	Jul. 31, 2020	Nov. 30, 2018
Debt Instrument [Line Items]
Principal amount			$ 971,820,000	$ 972,205,000
Term Loan Dues 2024
Debt Instrument [Line Items]
Principal amount			907,896,000	914,184,000
Undrawn amount						$ 80,000,000
Borrowings				441,000,000
Amount of early principal payments required	$ 0	$ 0
Amber Term Loan
Debt Instrument [Line Items]
Principal amount			36,588,000	36,588,000
Capital lease obligations
Debt Instrument [Line Items]
Principal amount			11,989,000	$ 6,057,000
Term Loan Due 2024 and Revolving Credit Facility
Debt Instrument [Line Items]
Principal balance						400,000,000
Amber Road, Inc | Term Loan Dues 2024
Debt Instrument [Line Items]
Borrowings					$ 441,000,000
Increase in interest rate				0.75%
Amber Road, Inc | Amber Term Loan
Debt Instrument [Line Items]
Principal amount			$ 36,600,000	$ 36,600,000
Basis spread (as percent)			1.00%
Interest rate (as percent)			2.25%	3.25%
Premiums			$ 0	$ 0
Penalties			$ 0	$ 0
Amber Road, Inc | Term Loan Due 2024 and Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate (as percent)			6.75%	7.70%
Increase in interest rate			0.75%
Amber Road, Inc | Term Loan Due 2024 and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread (as percent)			5.75%	5.75%
Amber Road, Inc | Term Loan Due 2024 and Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread (as percent)			4.75%	4.75%
Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount			$ 15,000,000	$ 15,000,000
Undrawn amount						30,000,000
Revolving Credit Facility | Term Loan Due 2024 and Revolving Credit Facility
Debt Instrument [Line Items]
Principal balance						$ 153,100,000